Other Current Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Other Current Liabilities [Abstract]
Accrued Liabilities, Current	$ 154	$ 134
Accrued interest on long-term debt	93	78
Income taxes payable	6	1
Pension and Other Postretirement Defined Benefit Plans, Current Liabilities	31	41
Sales and Excise Tax Payable, Current	9	11
Deferred Emission Credits, Current	8	21
Other Sundry Liabilities, Current	127	64
Other Liabilities, Current, Total	$ 428	$ 350